INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,147	$ 7,866
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	133,107	114,266
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	671	745
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	11,695	12,029
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	36,940	32,371
Recognized deferred tax assets	11,950	11,539
Unrecognized deferred tax assets	24,990	20,832
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	33,236	28,554
Recognized deferred tax assets	9,530	9,168
Unrecognized deferred tax assets	23,706	19,386
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	671	745
Recognized deferred tax assets	134	133
Unrecognized deferred tax assets	537	612
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,033	3,072
Recognized deferred tax assets	2,286	2,238
Unrecognized deferred tax assets	$ 747	$ 834